Borrowings (Details 3) - ILS (₪) ₪ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Carrying amounts		₪ 1,024,172	₪ 1,981,639
Notes issued by the Company [Member]
Disclosure of detailed information about borrowings [line items]
Adjusted par value		571,789	556,187
Carrying amounts		₪ 538,668	₪ 498,637
Notes issued by the Company [Member] | Series H Notes [Member]
Disclosure of detailed information about borrowings [line items]
Effective interest rate		9.47%	9.47%
interest rate		CPI+6	CPI+6
Principal final maturity		2018	2018
Adjusted par value		₪ 296,160	₪ 296,160
Carrying amounts		₪ 295,363	₪ 282,935
Notes issued by the Company [Member] | Series I Notes [Member]
Disclosure of detailed information about borrowings [line items]
Effective interest rate		12.80%	12.80%
interest rate		CPI+6	CPI+6
Principal final maturity		2019	2019
Adjusted par value		₪ 217,279	₪ 217,279
Carrying amounts		184,955	172,954
Notes issued by the Company [Member] | Accumulated Interest On Series I Notes [Member]
Disclosure of detailed information about borrowings [line items]
Adjusted par value		58,350	42,748
Carrying amounts		58,350	42,748
Notes issued by PC [Member]
Disclosure of detailed information about borrowings [line items]
Adjusted par value		511,483	754,024
Carrying amounts		₪ 485,504	₪ 721,292	[1]
Notes issued by PC [Member] | Series A Notes [Member]
Disclosure of detailed information about borrowings [line items]
Effective interest rate		9.47%	9.47%
interest rate		CPI+6	CPI+6
Principal final maturity	[1]	2020	2020
Adjusted par value		₪ 198,974	₪ 257,772
Carrying amounts		₪ 190,865	₪ 248,716
Notes issued by PC [Member] | Series B Notes [Member]
Disclosure of detailed information about borrowings [line items]
Effective interest rate		13.48%	13.48%
interest rate		CPI+6.9	CPI+6.9
Principal final maturity	[1]	2019	2019
Adjusted par value		₪ 291,333	₪ 453,264
Carrying amounts		₪ 273,380	₪ 429,871
Notes issued by PC [Member] | Polish Notes [Member]
Disclosure of detailed information about borrowings [line items]
Effective interest rate		10.46%	10.46%
interest rate		6%+ 6M WIBOR	6%+ 6M WIBOR
Principal final maturity	[1]	2018	2018
Adjusted par value		₪ 21,176	₪ 42,988
Carrying amounts		₪ 21,259	₪ 42,705

[1]	The Debentures are classified as current liabilities (see note 7 b2).